Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs	12 Months Ended
Dec. 31, 2017
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs

Capitalized Costs

	December 31, 2017	December 31, 2016
	RMB	RMB
The Group
Property costs and producing assets	1,604,141	1,519,124
Support facilities	407,188	390,089
Construction-in-progress	101,067	100,114

Total capitalized costs	2,112,396	2,009,327
Accumulated depreciation, depletion and amortization	(1,199,741)	(1,063,500)

Net capitalized costs	912,655	945,827

Equity method investments
Share of net capitalized costs of associates and joint ventures	25,837	28,999